PIMCO Funds

Supplement Dated May 29, 2012 to the Bond Funds - Class A, Class B, Class C and Class R Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) (each dated July 31, 2011), each as supplemented from time to time

Disclosure Related to the PIMCO Total Return Fund IV (the “Fund”)

Effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class C shares of the Fund are deleted and replaced with the following:

PTUCX

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_052912